INTEREST IN MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP 610255
EBP, Master Trust [Line Items]
INTEREST IN MASTER TRUST	INTEREST IN MASTER TRUST
The objective of the Master Trust is to allow participants from affiliated plans to invest in several custom designed investment choices through separately managed accounts. The Master Trust contains several actively managed investment pools and commingled index funds offered to participants as “core investment options” and “age-targeted options. The investment pools are administered by different investment managers through separately managed accounts at Northern Trust. Mercer Investments LLC, ("Mercer"), a registered investment adviser, has the oversight responsibility for the investments' managers and evaluates the funds' performances under the Master Trust. The Master Trust also includes the DuPont SpecCo. Stable Value Fund (the "Stable Value Fund"). Mercer is the sub-advisor of the Stable Value Fund and Invesco Ltd. ("Invesco"), a registered investment management company, actively manages the investments of the Stable Value Fund under the terms of an investment management agreement between Invesco and Mercer.
At December 31, 2025 and 2024, the Master Trust included only the assets of the Plan.
To participate in the Master Trust, affiliates who sponsor qualified savings plans and who have adopted the Master Trust Agreement are required to make payments to Northern Trust of designated portions of employees’ savings and other contributions by the affiliate. Investment income relating to the Master Trust is allocated based on the individual Plan’s specific interest within the Master Trust.
Master Trust Investments
The investments of the Master Trust are reported at fair value, except fully benefit-responsive investment contracts, which are reported at contract value. Purchases and sales of the investments within the Master Trust are reflected on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
Cash and short-term investments include cash and short-term interest-bearing investments with initial maturities of three months or less. Such amounts are recorded at cost, plus accrued interest, which approximate fair value.
Units held in common collective trusts (“CCTs”) are valued at the net asset value as reported by the CCTs’ trustee as a practical expedient to estimate fair value.
Common stock, preferred stock, options and futures traded in active markets on national and international securities exchanges are valued at closing prices on the last business day of the period presented.
Exchange Traded Funds (ETFs) traded in active markets on national and international securities exchanges are valued at closing prices on the last business day of the period presented.
Fixed income securities are valued using either the reported bid price at the close of business, the reported mid price at the close of business or pricing models maximizing the use of observable inputs for similar securities. This includes basing value on yields currently available on comparable securities of issuers with similar credit ratings.
Forward foreign currency contracts are valued at fair value, as determined by Northern Trust (or independent third parties on behalf of the Master Trust), using quoted forward foreign currency exchange rates. At the end of the period presented, open contracts are valued at the current forward foreign currency exchange rates, and the change in market value is recorded as an unrealized gain or loss. When the contract is closed or delivery taken, the Master Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Swap contracts are valued at fair value, as determined by Northern Trust (or independent third parties on behalf of the Master Trust) utilizing pricing models and taking into consideration exchange quotations on underlying instruments, dealer quotations and other market information.
Investments denominated in currencies other than the United States dollar are converted using exchange rates prevailing at the end of the period presented. Purchases and sales of such investments are translated at the rate of exchange on the respective dates of such transactions.
Description of the Master Trust’s Investment Contracts
As of December 31, 2025 and December 31, 2024 the Master Trust holds one type of investment contract that is fully benefit-responsive: synthetic GICs. These investment contracts are measured at contract value. Contract value is the relevant measurement attributable for the portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts, because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under the contracts, plus earnings, less participant withdrawals and administrative expenses.
The Master Trust invests in synthetic GICs in which the Master Trust owns the underlying investments and are backed by fixed income assets. As of December 31, 2025 and December 31, 2024, the underlying investments held are high-quality bonds, including government securities, corporate bonds, mortgage-backed and asset-backed securities and cash equivalents. The fund may invest in such securities directly or indirectly through commingled investment vehicles. Invesco further diversifies by adding external subadvisors for style diversification. The non-cash portfolio holdings are generally wrapped by investment contracts that are issued by high-quality insurance companies and banks.
Synthetic GICs, backed by underlying assets, are designed to provide principal protection and accrued interest over a specified period of time (i.e., period of time before the crediting rate reset) through benefit-responsive wrapper contracts issued by a third party assuming that the underlying assets meet the requirements of the GIC. These investment contracts are wrapped by the financially responsible insurance company or bank.
Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value for plan permitted benefit payments. Certain events may limit the ability of the Plan to transact at contract value with the issuer. Such events include the following: (i) amendments to the Plan documents (including complete or partial Plan termination or merger with another plan); (ii) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions; (iii) bankruptcy of the Plan sponsor or other Plan sponsor events (i.e. divestitures or spin-offs of a subsidiary) which cause a significant withdrawal from the Plan or (iv) the failure of the Master Trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan Administrator does not believe that the occurrence of any such value event, which would limit the Plan’s ability to transact at contract value, is probable.
Based on certain events specified in fully benefit-responsive investment contracts, both the Plan/Master Trust and issuers of such investment contracts are permitted to terminate the investment contracts. If applicable, such terminations can occur prior to the scheduled maturity date.
Examples of termination events that permit issuers to terminate investment contracts include the following:
•The Plan Sponsor’s receipt of a final determination notice from the IRS that the Plan does not qualify under Section 401(a) of the IRC.
•The Master Trust ceases to be exempt from federal income taxation under Section 501(a) of the IRC.
•The Plan/Master Trust or its representative breaches material obligations under the investment contract such as a failure to satisfy its fee payment obligations.
•The Plan/Master Trust or its representative makes a material misrepresentation.
•The Plan/Master Trust makes a material amendment to the Plan/Master Trust and/or the amendment adversely impacts the issuer.
•The Plan/Master Trust, without the issuer’s consent, attempts to assign its interest in the investment contract.
•The balance of the contract value is zero or immaterial.
•Mutual consent.
•The termination event is not cured within a reasonable time period, i.e., 30 days.
•The investment manager of the underlying securities is replaced without the prior written consent by the issuer.
•The underlying securities are managed in a way that does not comply with the investment guidelines.
At termination, the contract value is adjusted to reflect a discounted value based on surrender charges or other penalties for GICs.
If the issuer of a synthetic GIC chooses to terminate the contract, assuming no breach of contract by the contract holder, the issuer is contractually obligated to deliver to the contract holder either book value or market value, whichever is greater at the time of termination, less any unpaid fees or charges. If the contract holder chooses to terminate the contract, they can choose to receive a cash value payout equal to the market value of the assets, or, if the market value is less than the book value, they can choose to enter into a wind-down phase designed to immunize the difference between market and book values over a time period agreed upon by both parties. The contract holder can choose to replace the contract issuer with a new issuer at any time, provided that all involved parties agree to the terms of transition.
Financial Instruments with Off-Balance-Sheet Risk in the Master Trust
In accordance with the investment strategy of the managed accounts, the Master Trust’s investment managers execute transactions in various financial instruments that may give rise to varying degrees of off-balance-sheet market and credit risk. These instruments can be executed on an exchange or negotiated in the over-the-counter market. These financial instruments include futures, forward settlement contracts, swap and option contracts.
Swap contracts included interest rate swap contracts which involved an agreement to exchange periodic interest payment streams (typically fixed vs. variable) calculated on an agreed upon periodic interest rate multiplied by a predetermined notional principal amount.
The Master Trust invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Master Trust intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Master Trust is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Master Trust each day, depending on the daily fluctuations in the fair value of the underlying security. The Master Trust recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Master Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.
Market risk arises from the potential for changes in value of financial instruments resulting from fluctuations in interest and foreign exchange rates and in prices of debt and equity securities. The gross notional (or contractual) amounts used to express the volume of these transactions do not necessarily represent the amounts potentially subject to market risk. In many cases, these financial instruments serve to decrease, rather than increase, the Master Trust’s exposure to losses from market or other risks. In addition, the measurement of market risk is meaningful only when all related and offsetting transactions are identified. The Master Trust’s investment managers generally limit the Master Trust’s market risk by holding or purchasing offsetting positions.
As a writer of option contracts, the Master Trust receives a premium to become obligated to buy or sell financial instruments for a period of time at the holder’s option. During this period, the Master Trust bears the risk of an unfavorable change in the market value of the financial instrument underlying the option, but has no credit risk, as the counterparty has no performance obligation to the Master Trust once it has paid its cash premium.
The Master Trust is subject to credit risk of counterparty nonperformance on derivative contracts in a gain position, except for written options, which obligate the Master Trust to perform and do not give rise to any counterparty credit risk.
The following presents the Master Trust’s net assets at December 31, 2025 and 2024:

	2025	2024
Assets:
Investments, at fair value:
Common stocks	$177,004,219	$627,105,706
Preferred stocks	911,625	701,559
Fixed income securities
Government bonds	25,137	18,117
Exchange traded funds	—	1,592,379
Common collective trusts	2,593,515,672	2,073,503,654
Total investments at fair value	2,771,456,653	2,702,921,415

Investments, at contract value:
Synthetic GICs	515,500,367	550,884,787
Total investments at contract value	515,500,367	550,884,787

Cash	278,665	92,207
Receivables for securities sold	1,821,449	6,266,317
Accrued income	2,032,240	2,189,110
Total assets	3,291,089,374	3,262,353,836

Liabilities:
Payables for securities purchased	—	1,838,367
Accrued expenses	2,577,458	3,351,103
Other liabilities	—	1,670
Total liabilities	2,577,458	5,191,140

Master Trust net assets	$3,288,511,916	$3,257,162,696
At December 31, 2025 and 2024, the Plan's specific interest in the net assets of the Master Trust was 100%, and therefore the dollar amount of the Plan’s interest in each general type of investment, as well as the dollar amount of the Plan’s interest in the other assets and liabilities of the Master Trust is equivalent to the total Master Trust balances stated above.
The following presents the net investment gain for the Master Trust for the year ended December 31, 2025:

2025
Net appreciation in fair value of investments	$420,756,981

Investment income (loss):
Interest income	18,036,765
Dividend income	6,480,440
Investment management expenses	(4,059,046)
Net investment gain	$441,215,140